INCOME TAX - Income tax (benefit) provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 726,038	$ 536,853
Deferred			(239,332)	(575,221)
Change in valuation allowance			239,332	575,221
Income tax provision	$ (6,000)	$ 262,805	$ 726,038	$ 536,853